Income Tax and social contribution and Other Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax and social contribution and Other Taxes
Net income before taxes	R$ 563,008	R$ 496,187	R$ 1,099,861
Statutory rate	34.00%	34.00%	34.00%
Expected income tax and social contribution, calculated with statutory rate	R$ (191,423)	R$ (168,704)	R$ (373,953)
Permanent additions
Non-deductible expenses	(483)	(604)	(1,559)
Non-deductible management’ benefits	(3,476)	(2,256)	(2,591)
Others	0	(3,010)	0
Permanent exclusions
Donations	0	3,691	11,296
Tax incentive - Hunger Prevention Program	952	1,264	1,293
Goodwill amortization	0	23,532	70,673
Dividends (interest on capital)	101,320	0	0
Other	0	0	15,660
Additions (reversal) of income taxes and social contribution temporary differences
Additions (reversal) of income taxes and social contribution temporary differences	R$ 6,026	R$ 10,913	R$ (26,648)
Effective tax rate	15.00%	27.00%	28.00%
Income tax in profit or loss for the year	R$ (87,084)	R$ (135,174)	R$ (305,829)
Current	(36,551)	(127,984)	(330,012)
Deferred	R$ (50,533)	R$ (7,190)	R$ 24,183